Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 130,746,560	$ 304,938,765	$ 329,479,916
Product Sales
Revenues	123,023,190	280,138,505	273,202,495
Products Sales
Revenues	128,040,585	300,155,525	302,098,523
Products Sales | Consignment Arrangement
Revenues	5,017,395	20,017,020	28,896,028
Services
Revenues	$ 2,705,975	$ 4,783,240	$ 27,381,393